May 4, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	Farm Bureau Life Annuity Account
File No. 333-87632

Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), I hereby certify pursuant to Rule 497(j) under
the Act:

1. that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from the prospectus and statement of additional information contained in the registrants most recent registration statement; and

2. that the registrant electronically filed the text of the most recent registration statement with the Securities and Exchange Commission via EDGAR on May 2, 2005.

Please contact the undersigned at 515-226-6727 if you have any questions about this filing.

Sincerely,

/s/ Karen Garza

Karen Garza